Related Party Transactions - Summary of Amounts Due from (to) Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Balance Sheets:
Amount due from related parties	$ 44	$ 77
Amount due to related parties	3,518	163
KOAS [Member]
Balance Sheets:
Amount due from related parties	19	27
Amount due to related parties	265	141
KNOT [Member]
Balance Sheets:
Amount due from related parties	25	50
Amount due to related parties	$ 3,253	$ 22